As filed with the Securities and Exchange Commission on September 6, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

(Ticker Symbol: MUHLX)

SEMI-ANNUAL REPORT

June 30, 2013

Phone: 1-800-860-3863
E-mail: fund@muhlenkamp.com
Website: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call 1-800-860-3863 for a current copy of the prospectus. Read it carefully before you invest.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

August 2013

Dear Shareholder:

Stock prices as represented by the S&P 500 Index are up nicely, and we’re doing well for the latest year.

While the economic trends of the past couple of years continue, we’ve just seen an important change in interest rates and the bond markets.

First, the economic trends:

●	Europe is in a recession, which may be bottoming.

●
China is attempting to shift from an infrastructure and export focus to more domestic consumption, but the transition is hampered by reluctant local leaders and their interest in recent successes. The resulting stresses are making it difficult for China to reach its announced targets for growth.

●
In the U.S., growth continues to be tepid despite gains in autos and housing. First quarter GDP (Gross Domestic Product) growth was just 1.8% (initial estimates were 2.4%) as consumer spending on services is subdued.

Second, the change in interest rates and the bond markets:

●
Since the end of April, 10-year Treasury yields have gone from 1.7% to 2.8% and 30-year mortgage rates have gone from 3.4% to 4.5 percent as the markets have speculated on when the Federal Reserve stimulus would taper off. Frankly, we think these moves are healthy as they are advancing toward normal levels. (Interest rates have been held below normal market levels by the Federal Reserve in a belief that this would foster economic growth.) Specifically, higher interest rates benefit retirees and pension funds.

●	U.S. bond markets now appear to be focusing on the likely end to stimulus and have moved interest rates higher, thereby driving bond prices lower.

●
Whatever the underlying cause, a full 1% increase in less than two months is dramatic in the bond market and potentially disruptive in the stock market. In fact, the stock market sold off 5%-10% in the various indices after a strong up-move since last fall. While the selloff in prices has since been regained, the uptrend appears to be stalled and the markets remain volatile.

In a world where the U.S. economy is growing at 2% and most other economies are also growing well below potential, we expect that the stocks of companies that can report good revenue and earnings growth will do well.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

The great disappointment is that the improvements in the U.S. stock market and Federal income tax receipts (and in European bond markets) have given politicians on both sides of the Atlantic an excuse not to rein in government spending in a meaningful way.

Average Annual Returns as of 6/30/13

								Since
	Three	Year to	One	Past 3	Past 5	Past 10	Past 15	Inception
	Month	Date	Year	Years	Years	Years	Years	11/1/1988
Muhlenkamp Fund	4.55%	16.97%	24.34%	12.53%	4.31%	4.87%	5.11%	9.87%
S&P 500	2.91%	13.82%	20.60%	18.45%	7.01%	7.30%	4.24%	9.75%

Expense Ratio: 1.27% (as of the Prospectus dated February 28, 2013)

Performance data quoted, before and after taxes, represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be found on our website at www.muhlenkamp.com.

Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller companies which involve additional risks such as limited liquidity and greater volatility. The Fund may also invest in foreign securities which involve political, economic, and currency risks, greater volatility and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Written options have the risks of potential unlimited losses of the underlying holdings due to unanticipated market movements.

The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The S&P 500 Index is weighted by market value and its performance is thought to be representative of the stock market as a whole. An investment cannot be made directly in an index.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

Average Annual Total Returns (Unaudited)
as of June 30, 2013

	Three	Year	One	Three	Five	Ten	Fifteen	Since
Muhlenkamp Fund	Months	to Date	Year	Year	Year	Year	Year	Inception*
Return Before Taxes	4.55%	16.97%	24.34%	12.53%	4.31%	4.87%	5.11%	9.87%
Return After Taxes on Distributions**	4.55%	16.97%	22.60%	12.00%	3.99%	4.40%	4.70%	9.44%
Return After Taxes on Distributions and Sale of Fund Shares**	2.58%	9.60%	16.42%	9.92%	3.41%	4.10%	4.29%	8.73%
S&P 500***	2.91%	13.82%	20.60%	18.45%	7.01%	7.30%	4.24%	9.75%

Performance data quoted, before and after taxes, represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data shown is current to the most recent month end.

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

*	Operations commenced on November 1, 1988.
**
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily how the Fund will perform in the future.

The calculation for the One Year “Return After Taxes on Distributions and Sale of Fund Shares” assumes the following:
1.	You bought shares of the Fund at the price on June 30, 2012.
2.	You received dividends (and income distributions) at year end, and paid a 23.8% tax on these dividends on the payable date.
3.	You reinvested the rest of the dividend when received, increasing your cost basis for tax purposes.
4.	You sold the entire position on June 30, 2013 and paid tax on ordinary income at a tax rate of 43.4%.
*** The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. One cannot invest directly in an index.

MUHLENKAMP FUND*
(A Portfolio of the Wexford Trust)

	Total Return%		Cumulative Return%
Period Ending	Muhlenkamp Fund	S&P 500 Index	Muhlenkamp Fund	S&P 500 Index
12/31/03	48.1	28.7	48.1	28.7
12/31/04	24.5	10.9	84.4	42.7
12/31/05	7.9	4.9	98.9	49.7
12/31/06	4.1	15.8	107.0	73.3
12/31/07	–9.7	5.5	87.0	82.9
12/31/08	–40.4	–37.0	11.5	15.2
12/31/09	31.5	26.5	46.6	45.7
12/31/10	6.1	15.1	55.6	67.6
12/31/11	–4.7	2.1	48.2	71.2
12/31/12	12.5	16.0	66.8	98.6
6/30/13(1)	17.0	13.8	95.1	126.0

(1)	Total Return is for the six months ending June 30, 2013.

A Hypothetical $10,000 Investment in the Muhlenkamp Fund*

The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is a widely recognized, unmanaged index of common stock prices. The S&P 500 Index is weighted by market value and its performance is thought to be representative of the stock market as a whole. An investment cannot be made directly in an index. This chart assumes an initial gross investment of $10,000 made on 12/31/02. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results.

*	Unaudited.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE
June 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/13 – 6/30/13).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. Although the Fund charges no sales load, redemption fees or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. Individual Retirement Accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. For any direct registered shareholder of the Fund having an IRA balance exceeding $50,000, the amount of such IRA annual maintenance fee will be a Fund expense. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE (Continued)
June 30, 2013 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 – 6/30/13*
Actual	$1,000.00	$1,169.70	$6.78
Hypothetical
(5% return before expenses)	1,000.00	1,018.55	6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2013 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

STATEMENT OF ASSETS & LIABILITIES
June 30, 2013 (Unaudited)

ASSETS
INVESTMENTS, AT VALUE (Cost $350,703,710)	$466,726,387
RECEIVABLE FOR FUND SHARES SOLD	18,044
DIVIDENDS RECEIVABLE	405,171
OTHER ASSETS	141,333
Total assets	467,290,935

LIABILITIES
WRITTEN OPTIONS, AT VALUE (Premiums received $3,758,322)	4,560,700
PAYABLE TO BROKER FOR INVESTMENTS PURCHASED	6,114,950
PAYABLE FOR FUND SHARES REDEEMED	96,544
PAYABLE TO ADVISER	378,952
ACCRUED EXPENSES AND OTHER LIABILITIES	160,185
Total liabilities	11,311,331
NET ASSETS	$455,979,604

NET ASSETS
PAID IN CAPITAL	$321,259,555
ACCUMULATED UNDISTRIBUTED NET INVESTMENT LOSS	(337,681)
ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN ON
INVESTMENTS SOLD AND WRITTEN OPTION CONTRACTS
EXPIRED OR CLOSED	19,837,431
NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	116,022,677
Written option contracts	(802,378)
NET ASSETS	$455,979,604
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, $0.01 par value)	7,465,065
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER SHARE	$61.08

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign taxes withheld of $19,580)		$2,504,051
Interest		1,242
Total investment income		2,505,293

EXPENSES:
Investment advisory fees	$2,249,544
Shareholder servicing and accounting costs	219,864
Administration fees	151,844
Trustees’ fees and expenses	61,205
Legal fees	59,397
Insurance fees	50,174
Reports to shareholders	28,686
Federal & state registration fees	16,097
Custody fees	13,946
Auditor fees	10,910
Other	3,222
Total operating expenses before expense reductions	2,864,889
Expense reductions (see Note 9)	(21,915)
Total expenses		2,842,974
NET INVESTMENT LOSS		(337,681)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments sold	22,615,866
Written option contracts expired or closed	(2,501,811)
		20,114,055
Change in unrealized appreciation on:
Investments	47,202,101
Written option contracts	3,118,507
		50,320,608
Net realized and unrealized gain on investments		70,434,663
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$70,096,982

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
OPERATIONS:
Net investment income (loss)	$(337,681)	$2,633,643
Net realized gains on investments sold and
written option contracts expired or closed	20,114,055	37,180,554
Change in unrealized appreciation on
investments and written option contracts	50,320,608	17,015,507
Net increase in net assets resulting from
operations	70,096,982	56,829,704

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,300,531	20,113,081
Dividends reinvested	—	37,987,220
Cost of shares redeemed	(50,716,664)	(134,823,772)
Net decrease in net assets resulting from
capital share transactions	(41,416,133)	(76,723,471)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(2,645,281)
From realized gains	—	(37,412,601)
Net decrease in net assets resulting from
distributions to shareholders	—	(40,057,882)
Total increase (decrease) in net assets	28,680,849	(59,951,649)

NET ASSETS:
Beginning of period	427,298,755	487,250,404
End of period	$455,979,604	$427,298,755

ACCUMULATED NET INVESTMENT LOSS	$(337,681)	$—

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010		2009	2008
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$52.22		$51.19	$53.80	$50.69		$38.60	$65.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.04)		0.35	0.06	(0.04)		0.07	0.17
Net realized and unrealized
gains (losses) on investments	8.90		6.01	(2.61)	3.15		12.09	(26.43)
Total from investment operations	8.86		6.36	(2.55)	3.11		12.16	(26.26)

LESS DISTRIBUTIONS:
From net investment income	—		(0.35)	(0.06)	—		(0.07)	(0.14)
From realized gains	—		(4.98)	—	—		—	—
Total distributions	—		(5.33)	(0.06)	—		(0.07)	(0.14)

NET ASSET VALUE, END OF PERIOD	$61.08		$52.22	$51.19	$53.80		$50.69	$38.60

TOTAL RETURN	17.05%	(3)	12.52%	–4.74%	6.14%		31.49%	–40.39%

NET ASSETS, END OF PERIOD (in millions)	$456		$427	$487	$641		$716	$608

RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS(2)	1.26%	(4)	1.26%	1.25%	1.24%		1.25%	1.18%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS	(0.15%	)(4)	0.56%	0.10%	(0.08%	)	0.15%	0.28%

PORTFOLIO TURNOVER RATE	17.05%	(3)	38.09%	42.51%	75.49%		64.78%	39.88%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)
The operating expense ratio includes expense reductions for soft dollar credits and minimum account maintenance fees deposited into the Fund. The ratios excluding expense reductions for the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008 were 1.27%, 1.26%, 1.25%, 1.24%, 1.26%, and 1.18% respectively (See Note 9).

(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS — 92.2%
Aerospace & Defense — 0.6%
Innovative Solutions & Support, Inc.	393,229	$2,516,666
Airlines — 2.1%
Allegiant Travel Company	91,200	9,666,288
Auto Components — 2.2%
American Axle & Manufacturing Holdings, Inc. (a)(c)	450,000	8,383,500
Fuel Systems Solutions, Inc. (a)	79,988	1,430,985
		9,814,485
Automobiles — 2.9%
General Motors Company (a)	400,000	13,324,000
Biotechnology — 7.7%
Celgene Corporation (a)(c)	125,000	14,613,750
Gilead Sciences, Inc. (a)	163,000	8,347,230
Myriad Genetics, Inc. (a)	460,000	12,360,200
		35,321,180
Capital Markets — 4.2%
State Street Corporation	290,568	18,947,939
Computers & Peripherals — 1.5%
Apple Inc.	17,390	6,887,831
Diversified Financial Services — 7.9%
Citigroup Inc.	300,000	14,391,000
JPMorgan Chase & Co.	407,000	21,485,530
		35,876,530
Electronic Equipment, Instruments &
Components — 3.0%
Corning, Inc.	542,000	7,712,660
eMagin Corporation	50,000	178,000
Universal Display Corporation (a)(c)	200,000	5,622,000
		13,512,660
Energy Equipment & Services — 4.1%
C&J Energy Services, Inc. (a)	100,000	1,937,000
Halliburton Company (c)	407,000	16,980,040
		18,917,040
Health Care Equipment & Supplies — 2.0%
Covidien plc (b)	145,000	9,111,800

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
Household Durables — 0.5%
PulteGroup, Inc. (a)(c)	131,400	$2,492,658
Industrial Conglomerates — 2.7%
General Electric Company	535,000	12,406,650
Insurance — 8.1%
American International Group, Inc. (a)	325,000	14,527,500
Berkshire Hathaway, Inc. — Class B (a)	103,500	11,583,720
Lincoln National Corporation	300,000	10,941,000
		37,052,220
IT Services — 6.4%
Alliance Data Systems Corporation (a)(c)	160,000	28,964,800
Machinery — 4.0%
Westport Innovations, Inc. (a)(b)	550,000	18,441,500
Media — 1.4%
DIRECTV (a)	100,000	6,162,000
Oil, Gas & Consumable Fuels — 3.9%
Bellatrix Exploration Ltd. (a)(b)	50,000	304,000
Clean Energy Fuels Corporation (a)	335,000	4,422,000
Rex Energy Corporation (a)	748,925	13,166,101
		17,892,101
Pharmaceuticals — 1.3%
Teva Pharmaceutical Industries Ltd. — ADR	150,000	5,880,000
Semiconductors & Semiconductor
Equipment — 4.8%
Cirrus Logic, Inc. (a)(c)	210,000	3,645,600
Cypress Semiconductor Corporation	275,000	2,950,750
EZchip Semiconductor Ltd. (a)(b)(c)	275,000	7,422,250
Intel Corporation (c)	196,800	4,766,496
Lattice Semiconductor Corporation (a)	567,300	2,876,211
		21,661,307
Software — 7.8%
Microsoft Corporation	590,000	20,372,700
Oracle Corporation (c)	500,000	15,360,000
		35,732,700

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
Specialty Retail — 6.1%
Asbury Automotive Group, Inc. (a)(c)	200,000	$8,020,000
Sonic Automotive, Inc. — Class A (c)	926,500	19,586,210
		27,606,210
Tobacco — 4.6%
Philip Morris International, Inc.	240,580	20,839,040
Trading Companies & Distributors — 2.4%
Rush Enterprises, Inc. — Class A (a)	379,907	9,402,698
Rush Enterprises, Inc. — Class B (a)	76,407	1,644,279
		11,046,977
Total Common Stocks
(Cost $306,650,492)		420,074,582

	Contracts (100 Shares Per Contract)
PURCHASED CALL OPTIONS — 1.2%
American Capital Ltd.
Expiration January 2015, Exercise Price $12.00	4,000	940,000
Microsoft Corporation
Expiration January 2015, Exercise Price $28.00	2,000	1,500,000
Morgan Stanley
Expiration January 2014, Exercise Price $17.00	4,000	3,160,000
Total Purchased Call Options
(Cost $3,001,413)		5,600,000

	Shares
SHORT-TERM INVESTMENTS — 9.0%
Fidelity Institutional Government
Portfolio, 0.01% (d)	41,051,805	41,051,805
Total Short-Term Investments
(Cost $41,051,805)		41,051,805
TOTAL INVESTMENTS
(Cost $350,703,710) — 102.4%		466,726,387
LIABILITIES IN EXCESS OF OTHER
ASSETS — (2.4)%		(10,746,783)
TOTAL NET ASSETS — 100.0%		$455,979,604

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
plc	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on June 30, 2013 was $135,857,304.
(d)	The rate quoted in the annualized seven-day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

SCHEDULE OF WRITTEN OPTIONS
June 30, 2013 (Unaudited)

Name of Issuer or Title of Issue	Contracts (100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS — (1.0)%
Alliance Data Systems Corporation
Expiration September 2013, Exercise Price $160.00	200	$474,000
American Axle & Manufacturing Holdings, Inc.
Expiration January 2015, Exercise Price $15.00	2,000	1,164,000
Asbury Automotive Group, Inc.
Expiration July 2013, Exercise Price $35.00	1,000	490,000
Celgene Corporation
Expiration January 2014, Exercise Price $130.00	400	304,000
Cirrus Logic, Inc.
Expiration September 2013, Exercise Price $22.00	1,050	46,200
EZchip Semiconductor Ltd.
Expiration January 2014, Exercise Price $25.00	1,000	390,000
Halliburton Company
Expiration August 2013, Exercise Price $43.00	2,000	258,000
Intel Corporation
Expiration July 2013, Exercise Price $22.00	1,968	482,160
Oracle Corporation
Expiration September 2013, Exercise Price $36.00	1,000	9,000
PulteGroup, Inc.
Expiration January 2015, Exercise Price $17.00	1,190	640,220
Expiration January 2015, Exercise Price $20.00	124	47,120
Sonic Automotive, Inc. — Class A
Expiration November 2013, Exercise Price $25.00	1,000	30,000
Universal Display Corporation
Expiration September 2013, Exercise Price $33.00	300	36,000
Expiration January 2014, Exercise Price $35.00	1,000	190,000
Total Written Call Options
(Premiums received $3,758,322)		$4,560,700

The accompanying notes are an integral part of these financial statements.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended June 30, 2013

1. ORGANIZATION
The Wexford Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the “Fund”) is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund manages its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its Adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options are diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the accompanying financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.
Investment Valuations — Stocks, bonds, exchange-traded funds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprising personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

Additionally, the Fund’s investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s assets and liabilities as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$420,074,582	$—	$—	$420,074,582
Purchased Call Option Contracts	5,600,000	—	—	5,600,000
Short-Term Investments	41,051,805	—	—	41,051,805
Total Investments in Securities	$466,726,387	$—	$—	$466,726,387
Written Call Option Contracts	$2,986,700	$1,574,000	$—	$4,560,700

*	Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Fund did not have any Level 3 investments during the period. There were no transfers into or out of Level 1 or Level 2 at the beginning or end of the period. It is the Fund’s policy to record transfers at the end of the reporting period.

b.
Foreign Securities — Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c.
Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market price of such securities. However, for federal income tax purposes the Fund does isolate and treat the effect of changes in foreign exchange rates on realized gain or loss from the sale of equity securities and payables/receivables arising from trade date and settlement date differences as ordinary income.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

d.
Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

e.
Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2012, or for any other tax years which are open for exam. As of December 31, 2012, open tax years include the tax years ended December 31, 2009 through 2012. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year (or twelve months). The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has no examination in progress.

f.
Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income dividends and capital gain distributions are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

g.
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

h.
Options Transactions — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use purchased option contracts and written option contracts to hedge against the changes in the value of equities or to meet its investment objectives. The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets & Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of June 30, 2013, the Fund held written option contracts as hedging instruments. Written option contracts are a liability on the Statement of Assets and Liabilities with a fair value of $4,560,700 and premiums received of $3,758,322. On the Statement of Operations, there is a realized loss of $2,501,811 and a change in unrealized appreciation of $3,118,507 for written option contracts. Written call options expose the Fund to minimal counterparty risk since they are exchange traded and the exchange’s clearinghouse guarantee the options against default. See Note 6 for additional disclosure related to transactions in written option contracts during the period.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. As of June 30, 2013, there were 10,000 purchased option contracts outstanding. Purchased options are included in investments of the Statement of Assets and Liabilities with a fair value of $5,600,000 and a cost of $3,001,413. On the Statement of Operations, there is no realized gain or loss recognized. In addition, there is a change in unrealized appreciation of $2,240,680 purchased options, which is included in the change in unrealized appreciation on investments.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Company, Inc. (the “Adviser”), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management. The Adviser charges a management fee equal to 1% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.90% per annum of those net assets in excess of $1 billion. Under terms of the advisory agreement, which is approved annually, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund’s net assets. Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be reimbursed by the Adviser. The Fund has no obligation to reimburse the Adviser for such payments. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. For the six months ended June 30, 2013, U.S. Bancorp Fund Services received $349,793 related to such services. U.S. Bank, N.A. serves as custodian for the Fund and received $13,946.

4. LINE OF CREDIT
The Fund has established an unsecured Line of Credit agreement (“LOC”) with U.S. Bank, N.A., which expires April 29, 2014, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowing under the LOC is limited to the lesser of $26 million, 5% of the gross market value of the Fund, or 33.33% of the value of unencumbered assets of the Fund. The interest rate paid by the Fund on outstanding borrowing is equal to the Prime Rate. The Fund did not use the LOC during the six month period.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

5. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Shares outstanding, beginning of period	8,182,953	9,517,969
Shares sold	158,083	360,105
Dividends reinvested	—	734,052
Shares redeemed	(875,971)	(2,429,173)
Shares outstanding, end of period	7,465,065	8,182,953

6. WRITTEN OPTION CONTRACTS
The number of written option contracts and the premiums received by the Fund during the period ended June 30, 2013, were as follows:

	Number of Contracts	Premium Amount
Options outstanding, beginning of period	8,106	$1,679,387
Options written	20,674	4,463,250
Options closed	(6,729)	(1,483,880)
Options exercised	(7,819)	(900,435)
Options expired	—	—
Options outstanding, end of period	14,232	$3,758,322

7. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term securities and short-term options, for the period ended June 30, 2013, were as follows:

Purchases		Sales
U.S Government	Other	U.S Government	Other
$—	$73,562,789	$—	$144,221,219

8. FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for an unlimited period. Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryover. The Fund utilized $32,236 of capital loss carry forward in the year ended December 31, 2012. As of December 31, 2012, the Fund did not have a capital loss carryover.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments	$361,195,219
Gross tax unrealized appreciation	$91,548,269
Gross tax unrealized depreciation	(23,012,090)
Net unrealized appreciation	$68,536,179
Undistributed ordinary income	$437,789
Undistributed long term capital gains	—
Total distributable earnings	$437,789
Other accumulated losses	(4,350,901)
Total accumulated gain	$64,623,067

The difference between book-basis and tax-basis of investments is attributable primarily to the tax deferral of losses on wash sales.

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Ordinary income	$—	$6,341,907
Long-term capital gain	—	33,715,975

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gain to zero for the tax year ended December 31, 2012.

9. EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund’s expense ratio. For the period ended June 30, 2013, the Fund’s expenses were reduced $21,915 by utilizing minimum account maintenance fees pertaining to account balances as of November 30, 2012, resulting in a decrease in the expenses being charged to shareholders.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

10. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

11. OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	$4,560,700	$—	$4,560,700	$—	$4,560,700	$—
	$4,560,700	$—	$4,560,700	$—	$4,560,700	$—

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

12. ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees of The Wexford Trust (the “Board”) oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund’s Amended Investment Advisory Agreement (the “Agreement”) with the Adviser. At a meeting held on May 16, 2013, the Board including all of the Independent Trustees, approved the continuance of the Agreement between the Fund and the Adviser for another year, effective June 30, 2013.

The Independent Trustees thanked the Adviser for the responses which it had provided to the inquiries raised by the Independent Trustees, as well as the analysis from U.S. Bancorp and the memo from the Fund’s legal counsel. The Independent Trustees reported that they had met three times in executive session with legal counsel to discuss the renewal of the Agreement prior to the discussion at a meeting of the full Board. To facilitate their deliberative process, the Adviser provided materials relevant to the Independent Trustees’ consideration of the Agreement, including, among other things, the Adviser’s Form ADV and Code of Ethics, information regarding the Adviser’s compliance program, personnel and financial condition, and memoranda prepared by the Fund’s legal counsel. During their deliberations the Independent Trustees also reviewed comparative performance, fees and expenses provided by an independent third party. The Adviser provided written and verbal responses to a detailed request submitted by the Independent Trustees. The Independent Trustees also discussed relevant case law and information received periodically throughout the year to the extent relevant to their consideration of the Agreement, including performance, management fee and other expense information. After consideration of all of the factors, and based on their business judgment, the Independent Trustees determined that the renewal of the Agreement is in the best interest of the Fund and its shareholders, and that the compensation to be paid to the Adviser under the Agreement is fair and reasonable.

What follows is a summary of the material factors and the conclusions that formed the basis for the full Board’s approval of the Contract. No particular factor was controlling and not every factor was given the same weight by each Trustee.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

The Nature, Extent and Quality of the Adviser’s Services

The Board reviewed the services provided and required by the Adviser to the Fund under the Agreement. The Board determined that the Adviser is providing services in accordance with the terms of the Agreement. The Board assessed and considered the Adviser’s significant role in establishing the Fund and the construction of its investment objective, principal strategies, and fee structure, and noted the Adviser’s overall reputation and positive name recognition. The Board reviewed information and received written and oral responses from the Adviser, Chief Compliance Officer of the Fund and others on the performance of the Fund, the income and expenses of the Fund, the fees charged by the Adviser to its private clients, the services provided by the Adviser to the Fund and its private clients, the Adviser’s key personnel, and the Adviser’s compliance with the Fund’s investment restrictions and its other policies and procedures. The Board considered the Adviser’s responsibilities for ensuring the Fund’s compliance with applicable requirements under the securities laws. The Board reviewed the organizational structure of the Adviser and credentials of the officers and employees of the Adviser who provide investment advisory services to the Fund. The Board noted the continuing substantial efforts taken by the Adviser to promote the Fund and to retain shareholders. The Board considered various issues, such as the Adviser’s existing personnel and the process for identifying securities to be purchased and sold by the Fund. Based on its review of these factors, the Board concluded that the overall services provided by the Adviser are satisfactory and in accordance with the terms of the Agreement, and the Fund was likely to continue to benefit from the services provided under the Agreement. The Board, including a majority of the Independent Trustees, concluded that the nature, extent and quality of services provided by the Adviser were appropriate and consistent with the types of services customarily provided by investment advisers to mutual funds.

The Investment Performance of the Fund and the Adviser

The Board reviewed the performance of the Fund during the past quarter, year, and for the 1, 3, 5, 10 and 15 year periods against the performance of two separate groups of funds (one group containing funds with 12b-l fees and investment strategies comparable to those of the Fund and one group which did not contain 12b-l fees), a Morningstar Index comprised of every All Cap Value, Mid-Cap Value and Large Cap Value Funds (“Morningstar Value Index”), and S&P 500 Index. The Board examined and compared it to similar data for the select group of other funds. The Board added that while the performance of the Fund in the one year, three year, five year and ten year periods was down, vis-à-vis other comparable funds, the Fund’s performance over the longer term was not, and the performance of the Fund measured over 15 years was generally in line with the median performance of other comparable funds and the Morningstar Index and the S&P 500 Index. The Board noted that current performance has improved and that the Fund has outperformed the S&P 500 Index. None of these comparisons was definitive as to the Board’s final determination but they did provide one point of reference from which performance could be evaluated. The Board requested and received additional statistical information on the Fund’s performance/management and Adviser commentary on the statistical information to aid in their evaluation. The Board also considered the Adviser’s quarterly portfolio commentaries and reviews explaining the Fund’s performance. The Board expressed its confidence in the Adviser and its team, and in particular, Ronald Muhlenkamp. The Board considered the overall performance of the Adviser in addition to providing investment advisory services to the Fund and concluded that such performance was satisfactory. The Board found that policies and procedures are promptly implemented and monitored for compliance, and that no ethical or other concerns have been raised as to the Adviser or its staff. Based on this review, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued investment management of the Fund.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

Costs of Services to Be Provided

The Board compared the Fund’s management fees, non-management expenses and total expense ratio to a group of funds with investment strategies reasonably comparable to the Fund and found them reasonable when compared against the group. The Board also compared the Fund’s management fees and total expense ratio with the Morningstar Value Index and noted that the fees were reasonable. The Board further reviewed information regarding the nature of services and management fee rates offered by the Adviser to other clients, including separately managed accounts. In evaluating the comparisons of fees, the Board noted that the fee rates charged to the Fund and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Fund. Accordingly, the Board considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Board noted and discussed the extent of the significant additional services provided to the Fund that the Adviser did not provide in the other separately managed accounts. Those services included certain administrative services, oversight of the Fund’s other service providers, trustee support, risk management, regulatory compliance and various other services. The Board noted, in particular, that the range of services provided to the Fund (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Fund, the Board believes such facts justify the different levels of fees.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

Expense Limitations

The Adviser has contractually agreed to limit the total annual operating expenses of the Fund to 1.50% of daily net assets. This expense limitation in the Agreement, upon renewal, will remain in effect until June 30, 2014. Given the effect this expense limitation could have on the Fund’s expenses, the Board considers it potentially beneficial to the Fund and its shareholders.

Economies of Scale

The Agreement provides that when the Fund’s net assets exceed $1 billion, the investment advisory fee on amounts over $1 billion is reduced from 1% to 0.9%. The Board considered that the Fund had in the past experienced reduced fees at higher asset levels, thereby reflecting economies of scale. Thus, should the Fund’s size increase to more than $1 billion in net assets, these economies of scale would again be realized, resulting in significant benefits to the shareholders.

Profitability and Soundness of the Adviser

The Board reviewed the Adviser’s financial statements and considered the profitability of the Adviser and its financial condition. The Board concluded that the Adviser’s current level of profitability was reasonable considering the quality of management, the Adviser fee breakpoint, expense limitation and payments for service fees charged by financial intermediaries to the Fund. The Board concluded that the Adviser’s financial position remains strong and it will be able to fully discharge its obligations under the Agreement.

Benefits of Soft Dollars to the Adviser

The Board considered the benefits realized by the Adviser as a result of its relationship with the Fund, including brokerage transactions with unaffiliated broker dealers in which brokerage fees paid by the Fund are used to pay for research and execution services. It determined that such products and services, although providing some benefit to the Adviser, have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Board regularly reviews these arrangements during the year and deemed them to be appropriate and reasonable and provide benefit to the Fund.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
Six Months Ended June 30, 2013

Other Factors and Current Trends

The Board considered the governance and compliance regulations applicable to the Fund, and the Adviser’s efforts to operate the Fund in accordance with required policies and procedures. The Board determined there has consistently been a good faith effort on the part of the Adviser to adhere to the highest ethical standards. The Board believed that the Fund generally benefits from its association with the Adviser and the use of the “Muhlenkamp” name.

Summary

In summary, the Board and the Independent Trustees considered each of the factors which they believed to be relevant to the consideration of the approval of the Agreement. The Board and the Independent Trustees determined based on their overall review that the compensation proposed in the Agreement is not excessive and is fair and reasonable. The Board and the Independent Trustees determined that each of the factors discussed above supported the renewal of the Agreement and that a renewal of the Agreement is in the best interest of the shareholders of the Fund.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

ADDITIONAL INFORMATION (Unaudited)
Six Months Ended June 30, 2013

1. BROKER COMMISSIONS
Some people have asked how much the Muhlenkamp Fund pays in commissions: For the six months ended June 30, 2013, the Fund paid $163,452 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal two cents (2¢) per Fund share and would have increased the operating expense ratio from 1.26% to 1.34%.

2. QUALIFIED DIVIDEND INCOME PERCENTAGE
The Fund designated 100% of dividends declared and paid during the year ended December 31, 2012 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

3. CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE
Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 100% of dividends declared and paid during the year ended December 31, 2012 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

4. SHORT-TERM CAPITAL GAIN
For the period ended December 31, 2012, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 58.46%.

5. INFORMATION ABOUT PROXY VOTING
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

6. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Advocacy at 1-202 551-8090.

INVESTMENT ADVISER
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)*  /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date             8/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date             8/26/2013

By (Signature and Title)*      /s/ Anthony Muhlenkamp
Anthony Muhlenkamp, Treasurer

Date              8/26/2013

* Print the name and title of each signing officer under his or her signature.